Performance Management - Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF	Jun. 17, 2025
Prospectus [Line Items]
Performance Narrative [Text Block]

The fourth footnote of the “Average Annual Total Returns” table in the sections of the Summary Prospectus titled “Performance Information” and in the Prospectus titled “Fund Summary—Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF—Performance Information” is hereby deleted in its entirety and replaced with the following:

The Calvert US Large-Cap Diversity Research Index is composed of companies that operate their businesses in a manner that is consistent with the Calvert Principles and are selected from the universe of the 1,000 largest publicly traded US companies by market capitalization. As described in the Index Methodology and as determined by Calvert, Index components must meet certain criteria relating to leadership in talent management practices, or demonstrate significant improvements in talent management practices. It is not possible to invest directly in an index.

Performance Table Closing [Text Block]	Please retain this supplement for future reference.